UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07811

Prudential Jennison Mid-Cap Growth Fund, Inc.

f/k/a Jennison Mid-Cap Growth Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2010

Date of reporting period: 2/28/2010

Item 1	–	Reports to Stockholders

SEMIANNUAL REPORT	FEBRUARY 28, 2010

Prudential Jennison

Mid-Cap Growth Fund, Inc.

(Formerly known as Jennison Mid-Cap Growth Fund)

Fund Type Mid-cap stock Objective Long-term capital appreciation

This report is not authorized for distribution

to prospective investors unless preceded or

accompanied by a current prospectus.

The views expressed in this report and

information about the Fund’s portfolio holdings

are for the period covered by this report and are

subject to change thereafter.

The accompanying financial statements

as of February 28, 2010, were not audited

and, accordingly, no auditor’s opinion is

expressed on them.

Prudential Investments, Prudential Financial,

the Rock Prudential logo, Jennison Associates,

and Jennison are registered service marks of The

Prudential Insurance Company of America,

Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

April 15, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Jennison Mid-Cap Growth Fund to the Prudential Jennison Mid-Cap Growth Fund, Inc.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Prudential Jennison Mid-Cap Growth Fund, Inc. is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.08%; Class B, 1.78%; Class C, 1.78%; Class L, 1.28%; Class M, 1.78%; Class R, 1.53%; Class X, 1.78%; Class Z, 0.78%. Net operating expenses apply to: Class A, 1.08%; Class B, 1.78%; Class C, 1.78%; Class L, 1.28%; Class M, 1.78%; Class R, 1.28%; Class X, 1.78%; Class Z, 0.78%, after contractual reduction through 12/31/2010.

Cumulative Total Returns as of 2/28/10
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	14.09%	55.61%	37.04%	–13.85%	—
Class B	13.75	54.58	32.23	–19.96	—
Class C	13.69	54.46	32.23	–19.96	—
Class L	13.98	55.22	N/A	N/A	13.25% (6/12/06)
Class M	13.71	54.55	N/A	N/A	11.09 (6/12/06)
Class R	13.98	55.27	N/A	N/A	34.12 (6/03/05)
Class X	13.65	54.49	N/A	N/A	11.46 (6/12/06)
Class Z	14.24	56.05	38.92	–11.60	—
Russell Midcap Growth Index[2]	13.70	67.09	13.69	–20.95	**
Russell Midcap Index[3]	13.60	70.98	13.83	58.46	***
S&P MidCap 400 Index[4]	13.64	67.00	18.76	81.43	****
Lipper Mid-Cap Growth Funds Avg.[5]	12.74	59.65	10.48	–7.92	*****

2	Visit our website at www.prudentialfunds.com

Average Annual Total Returns[6] as of 3/31/10
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	44.03%	6.89%	–0.84%	—
Class B	46.32	7.18	–1.01	—
Class C	50.32	7.33	–1.01	—
Class L	43.40	N/A	N/A	3.13% (6/12/06)
Class M	45.28	N/A	N/A	3.49 (6/12/06)
Class R	52.03	N/A	N/A	7.41 (6/03/05)
Class X	45.31	N/A	N/A	3.35 (6/12/06)
Class Z	52.87	8.42	–0.02	—
Russell Midcap Growth Index[2]	63.00	4.27	–1.69	**
Russell Midcap Index[3]	67.71	4.20	4.84	***
S&P MidCap 400 Index[4]	64.07	5.17	6.02	****
Lipper Mid-Cap Growth Funds Avg.[5]	52.07	3.66	–2.77	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge. Class L, Class M, and Class X shares are closed to most new purchases (with the exception of exchanges from the same class of shares offered by certain other Prudential Investments Funds).

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception returns are provided for any share class with less than 10 years of returns. The Since Inception returns for the Russell Midcap Growth Index, Russell Midcap Index, S&P MidCap 400 Index, and the Lipper Mid-Cap Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The Russell Midcap Growth Index is an unmanaged index which is a market value-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

3The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

4The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed.

5The Lipper Average represents returns based on an average return of all funds in the Lipper Mid-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in

Prudential Jennison Mid-Cap Growth Fund, Inc.	3

Your Fund’s Performance (continued)

companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell Midcap Growth Index Closest Month-End to Inception cumulative total returns as of 2/28/10 are –1.72% for Class L, Class M, and Class X; and 13.62% for Class R. Russell Midcap Growth Index Closest Month-End to Inception average annual total returns as of 3/31/10 are 1.28% for Class L, Class M, and Class X; and 4.09% for Class R.

***Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 2/28/10 are –2.99% for Class L, Class M, and Class X; and 13.09% for Class R. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/10 are 0.99% for Class L, Class M, and Class X; and 4.04% for Class R.

****S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 2/28/10 are 1.96% for Class L, Class M, and Class X; and 17.84% for Class R. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/10 are 2.33% for Class L, Class M, and Class X; and 4.94% for Class R.

*****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/10 are –4.08% for Class L, Class M, and Class X; and 11.07% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/10 are 0.58% for Class L, Class M, and Class X; and 3.55% for Class R.

Investors cannot invest directly in an index. The Russell Midcap Growth Index, Russell Midcap Index, and S&P MidCap 400 Index do not bear sales charges, operating expenses of a mutual fund, or deductions for taxes. Returns for these indexes would be lower if they were subject to these deductions. Returns for the Lipper Average reflect the deduction of mutual fund operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/10
Annaly Capital Management, Inc., Real Estate Investment Trust	3.6%
Southwestern Energy Co., Oil, Gas & Consumable Fuels	2.5
VeriSign, Inc., Internet Software & Services	2.4
DaVita, Inc., Healthcare Providers & Services	2.2
NII Holdings, Inc., Wireless Telecommunication Services	2.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/10
Health Care Providers & Services	10.0%
Specialty Retail	6.3
Wireless Telecommunication Services	6.0
Software	5.5
Oil, Gas & Consumable Fuels	5.4

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2009, at the beginning of the period, and held through the six-month period ended February 28, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Jennison Mid-Cap Growth Fund, Inc.	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Mid-Cap Growth Fund, Inc.		Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,140.90	1.08%	$5.73
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

Class B	Actual	$1,000.00	$1,137.50	1.78%	$9.43
	Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90

Class C	Actual	$1,000.00	$1,136.90	1.78%	$9.43
	Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90

Class L	Actual	$1,000.00	$1,139.80	1.28%	$6.79
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41

Class M	Actual	$1,000.00	$1,137.10	1.78%	$9.43
	Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90

Class R	Actual	$1,000.00	$1,139.80	1.28%	$6.79
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41

Class X	Actual	$1,000.00	$1,136.50	1.78%	$9.43
	Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90

Class Z	Actual	$1,000.00	$1,142.40	0.78%	$4.14
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2010, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of February 28, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.8%
COMMON STOCKS

Aerospace & Defense 1.7%
580,200	ITT Corp.	$29,723,646

Air Freight & Logistics 0.8%
400,900	Expeditors International of Washington, Inc.	14,620,823

Biotechnology 0.8%
373,500	Vertex Pharmaceuticals, Inc.(a)(b)	15,167,835

Capital Markets 2.9%
955,750	Eaton Vance Corp.	28,854,092
1,337,826	TD Ameritrade Holding Corp.(b)	23,398,577

		52,252,669

Chemicals 2.1%
689,600	Ecolab, Inc.	29,059,744
153,600	FMC Corp.	8,781,312

		37,841,056

Commercial Services & Supplies 2.7%
355,800	Copart, Inc.(a)(b)	12,694,944
1,345,510	Iron Mountain, Inc.(a)(b)	34,821,799

		47,516,743

Communications Equipment 1.1%
685,400	Juniper Networks, Inc.(b)	19,177,492

Computers & Peripherals 1.4%
813,700	NetApp, Inc.(b)	24,419,137

Diversified Consumer Services 1.3%
382,828	Apollo Group, Inc. (Class A Stock)(a)(b)	22,923,741

Electrical Equipment 2.8%
650,750	Ametek, Inc.	25,405,280
440,100	Roper Industries, Inc.	24,399,144

		49,804,424

Electronic Equipment & Instruments 2.2%
457,068	Amphenol Corp. (Class A Stock)	19,036,882

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	7

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Equipment & Instruments (cont’d.)
500,400	Anixter International, Inc.(a)(b)	$20,886,696

		39,923,578

Energy Equipment & Services 1.5%
643,100	Cameron International Corp.(b)	26,450,703

Food Products 3.6%
288,200	Bunge Ltd.(a)	17,173,838
926,900	ConAgra Foods, Inc.	22,671,974
376,300	Ralcorp Holdings, Inc.(b)	25,140,603

		64,986,415

Healthcare Equipment & Supplies 2.9%
363,500	Beckman Coulter, Inc.	23,831,060
336,200	CR Bard, Inc.	28,166,836

		51,997,896

Healthcare Providers & Services 10.0%
531,900	Community Health Systems, Inc.(a)(b)	18,228,213
652,200	DaVita, Inc.(b)	40,182,042
334,800	Express Scripts, Inc.(b)	32,144,148
331,000	Henry Schein, Inc.(a)(b)	18,810,730
284,500	Laboratory Corp. of America Holdings(a)(b)	20,856,695
712,800	Patterson Cos., Inc.(a)(b)	21,155,904
473,100	Quest Diagnostics, Inc.(a)	26,848,425

		178,226,157

Hotels, Restaurants & Leisure 4.1%
552,200	Darden Restaurants, Inc.(a)	22,391,710
802,800	Tim Hortons, Inc.	24,348,924
781,200	Yum! Brands, Inc.	26,342,064

		73,082,698

Household Products 1.9%
500,100	Church & Dwight Co., Inc.	33,596,718

Insurance 1.3%
896,800	W.R. Berkley Corp.	23,083,632

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services 3.5%
784,200	Akamai Technologies, Inc.(a)(b)	$20,624,460
1,715,200	VeriSign, Inc.(a)(b)	42,742,784

		63,367,244

IT Services 3.3%
344,375	Alliance Data Systems Corp.(a)(b)	19,092,150
881,700	Amdocs Ltd.(b)	25,639,836
300,400	Cognizant Technology Solutions Corp.(b)	14,458,252

		59,190,238

Life Sciences Tools & Services 2.8%
328,900	Charles River Laboratories International, Inc.(b)	12,471,888
758,400	Thermo Fisher Scientific, Inc.(a)(b)	36,987,168

		49,459,056

Machinery 2.4%
328,400	Danaher Corp.(a)	24,291,748
603,960	IDEX Corp.	18,722,760

		43,014,508

Media 0.4%
464,231	Regal Entertainment Group (Class A Stock)	6,935,611

Metals & Mining 1.4%
195,900	Cliffs Natural Resources, Inc.(a)	11,048,760
387,100	Goldcorp, Inc.(a)	14,624,638

		25,673,398

Multiline Retail 1.1%
368,100	Dollar Tree, Inc.(b)	20,517,894

Oil, Gas & Consumable Fuels 5.4%
196,200	Alpha Natural Resources, Inc.(b)	9,027,162
284,800	Newfield Exploration Co.(a)(b)	14,544,736
279,900	Range Resources Corp.(a)	14,165,739
1,043,700	Southwestern Energy Co.(b)	44,409,435
313,600	Ultra Petroleum Corp.(b)	14,340,928

		96,488,000

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	9

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Personal Products 1.3%
777,000	Avon Products, Inc.	$23,651,880

Pharmaceuticals 1.1%
950,900	Mylan, Inc.(a)(b)	20,292,206

Professional Services 1.7%
227,300	FTI Consulting, Inc.(a)(b)	8,351,002
800,500	Robert Half International, Inc.	22,333,950

		30,684,952

Real Estate Investment Trusts 3.6%
3,470,100	Annaly Capital Management, Inc.	63,780,438

Semiconductors & Semiconductor Equipment 4.8%
585,300	Altera Corp.(a)	14,298,879
822,295	Broadcom Corp. (Class A Stock)	25,754,279
612,600	Marvell Technology Group Ltd.(b)	11,835,432
934,800	Maxim Integrated Products, Inc.	17,312,496
656,000	Xilinx, Inc.	16,944,480

		86,145,566

Software 5.5%
494,400	Adobe Systems, Inc.(b)	17,130,960
841,300	Check Point Software Technologies(a)(b)	27,426,380
970,700	Nuance Communications, Inc.(b)	13,968,373
80,700	Salesforce.com, Inc.(a)(b)	5,483,565
461,718	Sybase, Inc.(a)(b)	20,495,662
805,100	Symantec Corp.(b)	13,324,405

		97,829,345

Specialty Retail 6.3%
479,200	Bed Bath & Beyond, Inc.(a)(b)	19,939,512
828,300	GameStop Corp. (Class A Stock)(a)(b)	14,246,760
464,900	Guess?, Inc.	18,963,271
398,835	Ross Stores, Inc.(a)	19,507,020
730,300	TJX Cos., Inc.	30,402,389
286,200	Urban Outfitters, Inc.(b)	9,218,502

		112,277,454

Textiles, Apparel & Luxury Goods 1.1%
472,600	Phillips-Van Heusen Corp.	20,567,552

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Wireless Telecommunication Services 6.0%
810,600	American Tower Corp. (Class A Stock)(b)	$34,580,196
938,550	Crown Castle International Corp.(b)	35,477,190
1,016,090	NII Holdings, Inc.(b)	38,022,088

		108,079,474

	TOTAL LONG-TERM INVESTMENTS (cost $1,388,533,176)	1,732,750,179

SHORT-TERM INVESTMENT 20.6%

Affiliated Money Market Mutual Fund
369,886,746	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $369,886,746; includes $316,653,982 of cash collateral received for securities on loan)(c)(d)	369,886,746

	TOTAL INVESTMENTS 117.4% (cost $1,758,419,922; Note 5)	2,102,636,925
	Liabilities in excess of other assets (17.4%)	(311,984,337)

	NET ASSETS 100.0%	$1,790,652,588

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $307,196,331; cash collateral of $316,653,982 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	11

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,732,750,179	$—	$—
Affiliated Money Market Mutual Fund	369,886,746	—	—

	2,102,636,925	—	—
Other Financial Instruments*	—	—	—

Total	$2,102,636,925	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2009 and February 28, 2010, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2010 was as follows:

Affiliated Money Market Mutual Fund (including 17.7% of collateral received for securities on loan)	20.6%
Healthcare Providers & Services	10.0
Specialty Retail	6.3
Wireless Telecommunication Services	6.0
Software	5.5
Oil, Gas & Consumable Fuels	5.4
Semiconductors & Semiconductor Equipment	4.8
Hotels, Restaurants & Leisure	4.1
Food Products	3.6
Real Estate Investment Trusts (REITs)	3.6
Internet Software & Services	3.5
IT Services	3.3
Capital Markets	2.9
Healthcare Equipment & Supplies	2.9
Electrical Equipment	2.8
Life Sciences Tools & Services	2.8
Commercial Services & Supplies	2.7
Machinery	2.4
Electronic Equipment & Instruments	2.2
Chemicals	2.1
Household Products	1.9
Aerospace & Defense	1.7
Professional Services	1.7

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Industry (cont’d.)
Energy Equipment & Services	1.5%
Computers & Peripherals	1.4
Metals & Mining	1.4
Diversified Consumer Services	1.3
Insurance	1.3
Personal Products	1.3
Communications Equipment	1.1
Multiline Retail	1.1
Pharmaceuticals	1.1
Textiles, Apparel & Luxury Goods	1.1
Air Freight & Logistics	0.8
Biotechnology	0.8
Media	0.4

117.4
Liabilities in excess of other assets	(17.4)

100.0%

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	13

Statement of Assets and Liabilities

as of February 28, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $307,196,331:
Unaffiliated Investments (cost $1,388,533,176)	$1,732,750,179
Affiliated Investments (cost $369,886,746)	369,886,746
Cash	98
Receivable for investments sold	8,194,771
Receivable for Fund shares sold	6,515,357
Dividends receivable	1,226,573
Prepaid expenses	13,222

Total assets	2,118,586,946

Liabilities
Payable to broker for collateral for securities on loan	316,653,982
Payable for investments purchased	7,466,682
Payable for Fund shares reacquired	2,274,233
Management fee payable	766,622
Distribution fee payable	372,140
Affiliated transfer agent fee payable	225,388
Accrued expenses	146,416
Deferred directors’ fees	28,895

Total liabilities	327,934,358

Net Assets	$1,790,652,588

Net assets were comprised of:
Common stock, at par	$77,736
Paid-in capital in excess of par	1,662,181,438

1,662,259,174
Distributions in excess of net investment income	(1,018,957)
Accumulated net realized loss on investments	(214,804,632)
Net unrealized appreciation on investments	344,217,003

Net assets, February 28, 2010	$1,790,652,588

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($1,016,468,587 ÷ 44,114,475 shares of common stock issued and outstanding)	$23.04
Maximum sales charge (5.50% of offering price)	1.34

Maximum offering price to public	$24.38

Class B
Net asset value, offering price and redemption price per share ($45,384,587 ÷ 2,186,602 shares of common stock issued and outstanding)	$20.76

Class C
Net asset value, offering price and redemption price per share ($99,790,003 ÷ 4,806,703 shares of common stock issued and outstanding)	$20.76

Class L
Net asset value, offering price and redemption price per share ($10,483,587 ÷ 457,731 shares of common stock issued and outstanding)	$22.90

Class M
Net asset value, offering price and redemption price per share ($6,764,297 ÷ 326,153 shares of common stock issued and outstanding)	$20.74

Class R
Net asset value, offering price and redemption price per share ($71,924,997 ÷ 3,151,005 shares of common stock issued and outstanding)	$22.83

Class X
Net asset value, offering price and redemption price per share ($4,103,372 ÷ 197,145 shares of common stock issued and outstanding)	$20.81

Class Z
Net asset value, offering price and redemption price per share ($535,733,158 ÷ 22,495,796 shares of common stock issued and outstanding)	$23.81

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	15

Statement of Operations

Six Months Ended February 28, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $16,228)	$8,838,425
Affiliated income from securities loaned, net	204,826
Affiliated dividend income	62,606
Unaffiliated interest income	32

Total income	9,105,889

Expenses
Management fee	4,529,799
Distribution fee—Class A	1,355,146
Distribution fee—Class B	225,103
Distribution fee—Class C	461,516
Distribution fee—Class L	26,425
Distribution fee—Class M	39,926
Distribution fee—Class R	121,185
Distribution fee—Class X	21,964
Transfer agent’s fees and expenses (including affiliated expenses of $442,800) (Note 3)	1,232,000
Reports to shareholders	84,000
Custodian’s fees and expenses	71,000
Registration fees	64,000
Directors’ fees	28,000
Insurance expenses	14,000
Legal fees and expenses	14,000
Audit fee	10,000
Miscellaneous	10,872

Total expenses	8,308,936

Net investment income	796,953

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	28,548,734
Net change in unrealized appreciation on investments	165,936,048

Net gain on investments	194,484,782

Net Increase In Net Assets Resulting From Operations	$195,281,735

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2010	Year Ended August 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$796,953	$2,306,164
Net realized gain (loss) on investments and foreign currency transactions	28,548,734	(183,828,758)
Net change in unrealized appreciation on investments	165,936,048	97,121,354

Net increase (decrease) in net assets resulting from operations	195,281,735	(84,401,240)

Dividends from net investment income (Note 1)
Class A	(2,047,570)	—
Class L	(5,026)	—
Class R	(21,714)	—
Class Z	(2,032,759)	—

	(4,107,069)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	508,613,977	638,099,424
Net asset value of shares issued in reinvestment of dividends	3,285,276	—
Net asset value of shares issued in connection with merger (Note 7)	—	59,187,693
Cost of shares reacquired	(219,489,716)	(285,586,252)

Net increase in net assets from Fund share transactions	292,409,537	411,700,865

Total increase	483,584,203	327,299,625

Net Assets
Beginning of period	1,307,068,385	979,768,760

End of period	$1,790,652,588	$1,307,068,385

(a) Includes undistributed net investment income of	$—	$2,291,159

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	17

Notes to Financial Statements

(Unaudited)

Prudential Jennison Mid-Cap Growth Fund, Inc. (formerly Jennison Mid-Cap Growth Fund, Inc. ) (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Fund was incorporated in Maryland on August 23, 1996. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z common stock for $100,000 on October 21, 1996 to Prudential Investments, LLC, (“PI” or “Manager”). Investment operations commenced on December 31, 1996. The Fund issued 250 shares each of Class L, Class M and Class X common stock for $7,500 on June 12, 2006 to PI.

The Fund’s investment objective is to achieve long-term capital appreciation. It invests primarily in equity securities of small and medium-sized U.S. companies, which will generally have a market capitalization less than the largest capitalization of the Standard & Poor’s Mid-Cap 400 Stock Index, with the potential for above average growth.

The Fund’s fiscal year has changed from an annual reporting period that ends October 31 to one that ends August 31, effective August 31, 2007. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if

18	Visit our website at www.prudentialfunds.com

there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rate of exchange.

Prudential Jennison Mid-Cap Growth Fund, Inc.	19

Notes to Financial Statements

(Unaudited) continued

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

20	Visit our website at www.prudentialfunds.com

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discounts on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and

Prudential Jennison Mid-Cap Growth Fund, Inc.	21

Notes to Financial Statements

(Unaudited) continued

records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60% of the Fund’s average daily net assets up to $1 billion and .55% of the average daily net assets in excess of $1 billion. The effective management fee rate was .58% for the six months ended February 28, 2010. For the period June 16, 2006 to June 17, 2007, the Manager has contractually agreed to waive up to .08% of the Fund’s management fee so that the Fund’s operating expenses during such period, exclusive of taxes, interest, brokerage, distribution fees and non-routine expenses do not exceed .83% of the Fund’s average daily net assets. Effective March 2, 2007 through September 30, 2008, such waiver has been amended to up to ..06% for such adjusted operating expenses in excess of .89%.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R, X and Z Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M, R, X and Z Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares through December 31, 2010.

PIMS has advised the Fund that it received $234,173 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended February 28, 2010, it received $280, $44,504, $7,899, $3,500 and $1,076 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

22	Visit our website at www.prudentialfunds.com

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .15% of the unused portion of the renewed SCA. The expiration date of the SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not utilize the line of credit during the six months ended February 28, 2010.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wells Fargo Advisors, LLC (“Wells Fargo”) and First Clearing, LLC (“First Clearing”), affiliates of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 28, 2010, the Fund incurred approximately $652,600 in total networking fees, of which approximately $18,700 was paid to First Clearing and $50,600 was paid to Wells Fargo through December 31, 2009. These amounts are included in transfer agent fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2010, PIM has been compensated approximately $75,800 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series) (the “Series”), a portfolio of Prudential Investment Portfolios 2 (formerly Dryden Core Investment Fund). The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Prudential Jennison Mid-Cap Growth Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2010 were $664,853,734 and $389,124,979, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,787,773,362	$326,163,273	$(11,299,710)	$314,863,563

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

As of August 31, 2009, the Fund had a capital loss carryforward for tax purposes of approximately $89,209,000 of which $29,927,000 expires in 2010, $1,789,000 expires in 2011, $567,000 expires in 2012, $1,057,000 expires in 2013, $5,016,000 expires in 2015, $17,993,000 expires in 2016 and $32,860,000 expires in 2017. Certain portions of the capital loss carryforwards were assumed by the Fund as a result of acquisitions. Utilization of these capital loss carryforwards may be limited in accordance with income tax regulations. As of August 31, 2009, approximately $84,485,000 of its capital loss carryovers were written-off due to expiration and loss limitations. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2010, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

24	Visit our website at www.prudentialfunds.com

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M , Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of $.001 par value common stock authorized divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z, which consists of 800 million, 400 million, 300 million, 100 million, 100 million, 100 million, 100 million and 100 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2010:
Shares sold	11,944,364	$263,523,257
Shares issued in reinvestment of dividends and distributions	82,069	1,815,369
Shares reacquired	(5,935,838)	(131,689,048)

Net increase (decrease) in shares outstanding before conversion	6,090,595	133,649,578
Shares issued upon conversion from Class B, Class M and Class X	275,503	6,027,706

Net increase (decrease) in shares outstanding	6,366,098	$139,677,284

Year ended August 31, 2009:
Shares sold	19,722,612	$342,262,795
Shares issued in connection with the merger	2,961,111	51,641,778
Shares reacquired	(10,176,648)	(180,013,801)

Net increase (decrease) in shares outstanding before conversion	12,507,075	213,890,772
Shares issued upon conversion from Class B, Class M and Class X	1,192,470	21,130,779

Net increase (decrease) in shares outstanding	13,699,545	$235,021,551

Prudential Jennison Mid-Cap Growth Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended February 28, 2010:
Shares sold	171,510	$3,414,460
Shares reacquired	(251,320)	(5,014,296)

Net increase (decrease) in shares outstanding before conversion	(79,810)	(1,599,836)
Shares reacquired upon conversion into Class A	(162,550)	(3,166,622)

Net increase (decrease) in shares outstanding	(242,360)	$(4,766,458)

Year ended August 31, 2009:
Shares sold	414,803	$6,617,021
Shares issued in connection with the merger	291,890	4,603,107
Shares reacquired	(519,973)	(8,136,624)

Net increase (decrease) in shares outstanding before conversion	186,720	3,083,504
Shares reacquired upon conversion into Class A	(840,948)	(13,621,279)

Net increase (decrease) in shares outstanding	(654,228)	$(10,537,775)

Class C
Six months ended February 28, 2010:
Shares sold	732,226	$14,568,134
Shares reacquired	(370,357)	(7,374,050)

Net increase (decrease) in shares outstanding	361,869	$7,194,084

Year ended August 31, 2009:
Shares sold	1,532,247	$24,232,375
Shares issued in connection with the merger	84,090	1,326,104
Shares reacquired	(877,505)	(13,704,445)

Net increase (decrease) in shares outstanding	738,832	$11,854,034

Class L
Six months ended February 28, 2010:
Shares sold	2,029	$44,204
Shares issued in reinvestment of dividends and distributions	221	4,871
Shares reacquired	(46,873)	(1,040,726)

Net increase (decrease) in shares outstanding	(44,623)	$(991,651)

Year ended August 31, 2009:
Shares sold	3,780	$66,175
Shares reacquired	(147,361)	(2,547,122)

Net increase (decrease) in shares outstanding	(143,581)	$(2,480,947)

26	Visit our website at www.prudentialfunds.com

Class M	Shares	Amount
Six months ended February 28, 2010:
Shares sold	4,166	$81,830
Shares reacquired	(48,469)	(964,373)

Net increase (decrease) in shares outstanding before conversion	(44,303)	(882,543)
Shares reacquired upon conversion into Class A	(118,107)	(2,358,726)

Net increase (decrease) in shares outstanding	(162,410)	$(3,241,269)

Year ended August 31, 2009:
Shares sold	5,735	$89,206
Shares reacquired	(190,102)	(2,985,583)

Net increase (decrease) in shares outstanding before conversion	(184,367)	(2,896,377)
Shares reacquired upon conversion into Class A	(430,470)	(6,785,849)

Net increase (decrease) in shares outstanding	(614,837)	$(9,682,226)

Class R
Six months ended February 28, 2010:
Shares sold	2,071,906	$45,629,459
Shares issued in reinvestment of dividends and distributions	784	17,205
Shares reacquired	(357,158)	(7,822,593)

Net increase (decrease) in shares outstanding	1,715,532	$37,824,071

Year ended August 31, 2009:
Shares sold	1,456,827	$25,490,532
Shares reacquired	(261,915)	(4,555,189)

Net increase (decrease) in shares outstanding	1,194,912	$20,935,343

Class X
Six months ended February 28, 2010:
Shares sold	1,486	$29,108
Shares reacquired	(19,093)	(384,145)

Net increase (decrease) in shares outstanding before conversion	(17,607)	(355,037)
Shares reacquired upon conversion into Class A	(24,956)	(502,358)

Net increase (decrease) in shares outstanding	(42,563)	$(857,395)

Year ended August 31, 2009:
Shares sold	9,845	$142,437
Shares reacquired	(67,096)	(1,046,730)

Net increase (decrease) in shares outstanding before conversion	(57,251)	(904,293)
Shares reacquired upon conversion into Class A	(45,595)	(723,651)

Net increase (decrease) in shares outstanding	(102,846)	$(1,627,944)

Prudential Jennison Mid-Cap Growth Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended February 28, 2010:
Shares sold	7,851,386	$181,323,525
Shares issued in reinvestment of dividends and distributions	63,363	1,447,831
Shares reacquired	(2,864,695)	(65,200,485)

Net increase (decrease) in shares outstanding	5,050,054	$117,570,871

Year ended August 31, 2009:
Shares sold	13,228,492	$239,198,883
Shares issued in connection with the merger	89,717	1,616,704
Shares reacquired	(4,056,596)	(72,596,758)

Net increase (decrease) in shares outstanding	9,261,613	$168,218,829

Note 7. Reorganization

On April 17, 2009, the Fund acquired all of the net assets of the Nicholas-Applegate Growth Equity Fund (“the Merged Fund”) pursuant to a plan of reorganization approved by the Nicholas-Applegate Growth Equity Fund shareholders on April 14, 2009. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C and Class Z shares for the corresponding classes of Nicholas-Applegate Growth Equity Fund.

Nicholas-Applegate Growth Equity Fund		Prudential Jennison Mid-Cap Growth Fund
Class	Shares	Class	Shares	Value
A	6,506,056	A	2,961,111	$51,641,778
B	741,077	B	291,890	4,603,107
C	213,200	C	84,090	1,326,104
Z	195,727	Z	89,717	1,616,704

The net assets of Prudential Jennison Mid-Cap Growth Fund immediately before the acquisition were $901,857,657.

The net assets and net unrealized appreciation of the Merged fund immediately before the acquisition were:

	Net Assets	Net Unrealized (Depreciation)
Nicholas-Applegate Growth Equity	$59,187,693	$(6,980,040)

28	Visit our website at www.prudentialfunds.com

The Fund acquired capital loss carryforward from the reorganization with Nicholas-Applegate Growth Equity of approximately $100,291,000 of which approximately $77,282,000 was written off due to expiration and loss limitations (amount included in Note 5). The future utilization of the acquired capital loss carryforwards may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements are issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	29

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 28, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.24

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	2.84

Total from investment operations	2.85

Less Dividends:
Dividends from net investment income	(.05)

Total dividends	(.05)

Net asset value, end of period	$23.04

Total Return(c):	14.09%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,016,469
Average net assets (000)	$910,743
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees	1.08	%(e)
Expenses, excluding distribution and service (12b-1) fees	.78	%(e)
Net investment income (loss)	.09	%(e)
For Class A, B, C, L, M, R, X and Z Shares:
Portfolio turnover rate	26	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through February 29, 2008.
(e)	Annualized.
(f)	Not annualized.
(g)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.21% for the year ended August 31, 2009, and 1.19% for the year ended August 31, 2008. The net investment income (loss) ratios would have been .28% for the year ended August 31, 2009, and (.23%) for the year ended August 31, 2008.
(h)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class A
Year Ended August 31,				Ten Months Ended August 31, 2007(a)(b)		Year Ended October 31,
2009(a)		2008(a)				2006(a)		2005(a)		2004(a)

$23.98		$24.49		$21.33		$18.52		$15.29		$14.10

.05		(.06)		(.04)		(.04)		(.14)		(.14)
(3.79)		(.45)		3.20		2.85		3.37		1.33

(3.74)		(.51)		3.16		2.81		3.23		1.19

—		—		—		—		—		—

—		—		—		—		—		—

$20.24		$23.98		$24.49		$21.33		$18.52		$15.29

(15.60)%		(2.08)%		14.81%		15.17%		21.12%		8.44%

$764,082		$576,767		$429,993		$352,670		$288,885		$253,031
$533,585		$521,772		$395,762		$336,747		$269,109		$234,527

1.21	%(g)	1.19	%(d)(g)	1.08	%(e)(d)	1.16	%(d)	1.21	%(d)	1.20	%(d)
.91	%(g)	.91	%(g)	.83	%(e)	.91%		.96%		.95%
.28	%(g)	(.23	)%(g)	(.21	)%(e)	(.18)%		(.79)%		(.97)%
59%		76%		62	% (f)	86%		136%		178%

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended February 28, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.26

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	2.56

Total from investment operations	2.50

Net asset value, end of period	$20.76

Total Return(c):	13.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$45,385
Average net assets (000)	$45,385
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.78	%(d)
Expenses, excluding distribution and service (12b-1) fees	.78	%(d)
Net investment loss	(.60	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009, and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.38%) for the year ended August 31, 2009, and (.96%) for the year ended August 31, 2008.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class B
Year Ended August 31,				Ten Months Ended August 31, 2007(a)(b)		Year Ended October 31,
2009(a)		2008(a)				2006(a)	2005(a)	2004(a)

$21.78		$22.40		$19.63		$17.17	$14.28	$13.27

(.06)		(.21)		(.17)		(.18)	(.24)	(.24)
(3.46)		(.41)		2.94		2.64	3.13	1.25

(3.52)		(.62)		2.77		2.46	2.89	1.01

$18.26		$21.78		$22.40		$19.63	$17.17	$14.28

(16.16)%		(2.77)%		14.11%		14.33%	20.24%	7.61%

$44,341		$67,165		$94,869		$88,552	$103,285	$121,525
$41,105		$87,720		$94,680		$102,115	$114,179	$140,185

1.91	%(e)	1.91	%(e)	1.83	%(d)	1.91%	1.96%	1.95%
.91	%(e)	.91	%(e)	.83	%(d)	.91%	.96%	.95%
(.37	)%(e)	(.95	)%(e)	(.95	)%(d)	(.91)%	(1.54)%	(1.72)%

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended February 28, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.26

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	2.56

Total from investment operations	2.50

Net asset value, end of period	$20.76

Total Return(c):	13.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$99,790
Average net assets (000)	$93,052
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.78	%(d)
Expenses, excluding distribution and service (12b-1) fees	.78	%(d)
Net investment loss	(.60	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009, and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.39%) for the year ended August 31, 2009, and (.96%) for the year ended August 31, 2008.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class C
Year Ended August 31,				Ten Months Ended August 31, 2007(a)(b)		Year Ended October 31,
2009(a)		2008(a)				2006(a)	2005(a)	2004(a)

$21.79		$22.41		$19.63		$17.17	$14.28	$13.27

(.06)		(.21)		(.17)		(.18)	(.24)	(.24)
(3.47)		(.41)		2.95		2.64	3.13	1.25

(3.53)		(.62)		2.78		2.46	2.89	1.01

$18.26		$21.79		$22.41		$19.63	$17.17	$14.28

(16.20)%		(2.77)%		14.11%		14.33%	20.24%	7.61%

$81,162		$80,749		$73,977		$41,185	$31,114	$32,054
$62,905		$85,016		$61,516		$36,947	$32,206	$34,207

1.91	%(e)	1.91	%(e)	1.83	%(d)	1.91%	1.96%	1.95%
.91	%(e)	.91	%(e)	.83	%(d)	.91%	.96%	.95%
(.39	)%(e)	(.96	)%(e)	(.93	)%(d)	(.95)%	(1.54)%	(1.72)%

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	35

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended February 28, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.10

Income (loss) from investment operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investment transactions	2.82

Total from investment operations	2.81

Less Dividends:
Dividends from net investment income	(.01)

Total dividends	(.01)

Net asset value, end of period	$22.90

Total Return(d):	13.98%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,484
Average net assets (000)	$10,656
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees	1.28	%(e)
Expenses, excluding distribution and service (12b-1) fees	.78	%(e)
Net investment income (loss)	(.09	)%(e)

(a)	Inception date of Class L shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Annualized.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.41% for the year ended August 31,, 2009, and 1.41% for the year ended August 31, 2008. The net investment income (loss) ratios would have been .14% for the year ended August 31, 2009, and (.46%) for the year ended August 31, 2008.
(h)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class L
Year Ended August 31,				Ten Months Ended August 31, 2007(b)(c)		June 12, 2006(a) through October 31, 2006(b)
2009(b)		2008(b)

$23.87		$24.42		$21.31		$20.23

.02		(.11)		(.08)		(.05)
(3.79)		(.44)		3.19		1.13

(3.77)		(.55)		3.11		1.08

—		—		—		—

—		—		—		—

$20.10		$23.87		$24.42		$21.31

(15.79)%		(2.25)%		14.59%		5.34%

$10,099		$15,418		$19,558		$5,025
$9,874		$17,445		$14,140		$4,900

1.41	%(f)	1.41	%(f)	1.33	%(e)	1.41	%(e)
.91	%(f)	.91	%(f)	.83	%(e)	.91	%(e)
.14	%(f)	(.46	)%(f)	(.38	)%(e)	(.71	)%(e)

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	37

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended February 28, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.24

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	2.56

Total from investment operations	2.50

Net asset value, end of period	$20.74

Total Return(d):	13.71%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,764
Average net assets (000)	$8,050
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees	1.78	%(e)
Expenses, excluding distribution and service (12b-1) fees	.78	%(e)
Net investment loss	(.58	)%(e)

(a)	Inception date of Class M shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Annualized.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009, and 1.91% for the year ended August 31, 2008. The net investment loss ratios would have been (.33%) for the year ended August 31, 2009, and (.96%) for the year ended August 31, 2008.
(h)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class M
Year Ended August 31,				Ten Months Ended August 31, 2007(b)(c)		June 12, 2006(a) through October 31, 2006(b)
2009(b)		2008(b)

$21.77		$22.39		$19.61		$18.67

(.05)		(.21)		(.17)		(.08)
(3.48)		(.41)		2.95		1.02

(3.53)		(.62)		2.78		.94

$18.24		$21.77		$22.39		$19.61

(16.21)%		(2.77)%		14.13%		5.03%

$8,912		$24,023		$46,713		$11,836
$11,930		$36,103		$34,765		$11,540

1.91	%(f)	1.91	%(f)	1.83	%(e)	1.91	%(e)
.91	%(f)	.91	%(f)	.83	%(e)	.91	%(e)
(.33	)%(f)	(.95	)%(f)	(.88	)%(e)	(1.20	)%(e)

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	39

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended February 28, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.04

Income (loss) from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	2.82

Total from investment operations	2.80

Less Dividends:
Dividends from net investment income	(.01)

Total dividends	(.01)

Net asset value, end of period	$22.83

Total Return(d):	13.98%
Ratios/Supplemental Data:
Net assets, end of period (000)	$71,925
Average net assets (000)	$48,872
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees(e)	1.28	%(f)
Expenses, excluding distribution and service (12b-1) fees	.78	%(f)
Net investment loss	(.14	)%(f)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Annualized.
(g)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.41% for the year ended August 31, 2009, and 1.41% for the year ended August 31, 2008. The net investment loss ratios would have been (.02%) for the year ended August 31, 2009, and (.46%) for the year ended August 31, 2008.
(h)	Does not include expenses of the underlying portfolios in which the Fund invests.
(i)	Less than ($0.005)

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class R
Year Ended August 31,				Ten Months Ended August 31, 2007(b)(c)		Year Ended October 31, 2006(b)	June 3, 2005(a) through October 31, 2005(b)
2009(b)		2008(b)

$23.79		$24.35		$21.24		$18.49	$17.03

—	(i)	(.11)		(.09)		(.07)	(.07)
(3.75)		(.45)		3.20		2.82	1.53

(3.75)		(.56)		3.11		2.75	1.46

—		—		—		—	—

—		—		—		—	—

$20.04		$23.79		$24.35		$21.24	$18.49

(15.76)%		(2.30)%		14.64%		14.87%	8.57%

$28,761		$5,722		$1,217		$22	$3
$12,128		$3,157		$648		$4	$3

1.41	%(g)	1.41	%(g)	1.33	%(f)	1.41%	1.46	%(f)
.91	%(g)	.91	%(g)	.83	%(f)	.91%	.96	%(f)
(.02	)%(g)	(.45	)%(g)	(.45	)%(f)	(.45)%	(.96	)%(f)

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	41

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended February 28, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.31

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	2.56

Total from investment operations	2.50

Net asset value, end of period	$20.81

Total Return(d):	13.65%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,103
Average net assets (000)	$4,428
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees	1.78	%(e)
Expenses, excluding distribution and service (12b-1) fees	.78	%(e)
Net investment loss	(.59	)%(e)

(a)	Inception date of Class X shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Annualized.
(f)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.91% for the year ended August 31, 2009, and 1.69% for the year ended August 31, 2008. The net investment loss ratios would have been (.36%) for the year ended August 31, 2009, and (.74%) for the year ended August 31, 2008.
(g)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class X
Year Ended August 31,				Ten Months Ended August 31, 2007(b)(c)		June 12, 2006(a) through October 31, 2006(b)
2009(b)		2008(b)

$21.84		$22.40		$19.63		$18.67

(.06)		(.17)		(.17)		(.09)
(3.47)		(.39)		2.94		1.05

(3.53)		(.56)		2.77		.96

$18.31		$21.84		$22.40		$19.63

(16.16)%		(2.50)%		14.11%		5.14%

$4,388		$7,481		$9,450		$1,458
$4,567		$8,598		$6,373		$1,448

1.91	%(f)	1.69	%(f)	1.83	%(e)	1.91	%(e)
.91	%(f)	.91	%(f)	.83	%(e)	.91	%(e)
(.36	)%(f)	(.74	)%(f)	(.87	)%(e)	(1.20	)%(e)

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	43

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended February 28, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.94

Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	2.94

Total from investment operations	2.98

Less Dividends:
Dividends from net investment income	(0.11)

Total dividends	(0.11)

Net asset value, end of period	$23.81

Total Return(c):	14.24%
Ratios/Supplemental Data:
Net assets, end of period (000)	$535,733
Average net assets (000)	$448,500
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.78	%(d)
Expenses, excluding distribution and service (12b-1) fees	.78	%(d)
Net investment income (loss)	.39	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .91% for the year ended August 31, 2009, and .91% for the year ended August 31, 2008. The net investment income ratios would have been .57% for the year ended August 31, 2009, and .04% for the year ended August 31, 2008.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class Z
Year Ended August 31,				Ten Months Ended August 31, 2007(a)(b)		Year Ended October 31,
2009(a)		2008(a)				2006(a)	2005(a)	2004(a)

$24.74		$25.19		$21.88		$18.95	$15.62	$14.37

.10		.01		.01		.02	(.09)	(.11)
(3.90)		(.46)		3.30		2.91	3.42	1.36

(3.80)		(.45)		3.31		2.93	3.33	1.25

—		—		—		—	—	—

—		—		—		—	—	—

$20.94		$24.74		$25.19		$21.88	$18.95	$15.62

(15.36)%		(1.79)%		15.13%		15.46%	21.32%	8.70%

$365,324		$202,444		$187,974		$159,855	$133,674	$125,732
$219,585		$196,477		$177,560		$160,261	$126,649	$119,263

.91	%(e)	.91	%(e)	.83	%(d)	.91%	.96%	.95%
.91	%(e)	.91	%(e)	.83	%(d)	.91%	.96%	.95%
.57	%(e)	.04	%(e)	.03	%(d)	.07%	(.54)%	(.72)%

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	45

Results of Proxy Voting (Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of the Fund. All directors, with the exception of Mr. Benjamin, served as directors to the Fund prior to the shareholder meeting.

Director	For	Withheld
Kevin J. Bannon	40,384,729.928	760,101.849
Linda W. Bynoe	40,350,988.476	793,843.301
Michael S. Hyland	40,368,880.196	775,951.581
Douglas H. McCorkindale	40,320,159.103	824,672.674
Stephen P. Munn	40,369,867.584	774,964.193
Richard A. Redeker	40,377,419.780	767,411.997
Robin B. Smith	40,333,724.767	811,107.010
Stephen G. Stoneburn	40,345,881.238	798,950.539
Judy A. Rice	40,396,832.709	747,999.068
Scott E. Benjamin	40,382,006.029	762,825.748

46	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Mid-Cap Growth Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PEEAX	PEEBX	PEGCX	N/A	N/A	JDERX	N/A	PEGZX
CUSIP	74441C105	74441C204	74441C303	74441C402	74441C501	74441C600	74441C709	74441C808

MF173E2    0176927-00001-00

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prudential Jennison Mid-Cap Growth Fund, Inc.

By: (Signature and Title)	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date: April 28, 2010

By (Signature and Title)	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date: April 28, 2010